EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Disclosure of classes of share capital
The following table provides a continuity of GP Units and LP Units outstanding for the years ended December 31, 2023 and 2022:

	GP Units		LP Units		Total
UNITS	2023	2022	2023	2022	2023	2022
Authorized and issued
Opening balance	4	4	74,612,503	77,085,493	74,612,507	77,085,497
Repurchased and canceled	—	—	(331,875)	(2,525,490)	(331,875)	(2,525,490)
Conversion from BBUC exchangeable shares	—	—	1,135	52,500	1,135	52,500
Balance as at December 31	4	4	74,281,763	74,612,503	74,281,767	74,612,507

	Redemption-Exchange Units held by Brookfield
UNITS	2023	2022
Authorized and issued
Opening balance	69,705,497	69,705,497
Balance as at December 31	69,705,497	69,705,497

	BBUC exchangeable shares
SHARES	2023	2022
Opening balance	72,955,585	—
Special distribution	—	73,088,510
Converted to class C shares	—	(80,425)
Converted to LP Units	(1,135)	(52,500)
Balance as at December 31	72,954,450	72,955,585

	Special Limited Partner Units held by Brookfield
UNITS	2023	2022
Authorized and issued
Opening balance	4	4
Balance as at December 31	4	4

	Preferred securities held by Brookfield
($US MILLIONS)	2023	2022
Authorized and issued	$1,490	$15
Subscriptions during the year	—	1,475
Redemptions during the year	(750)	—
Balance as at December 31	$740	$1,490